Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Supplement Dated February 18, 2005
To Statement of Additional Information Dated January 28, 2005

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER NUMBER 1 ON PAGE B-13 OF THE STATEMENT OF ADDITIONAL INFORMATION REGARDING THE BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND (THE “GROWTH FUND”):

For purposes of this restriction, the Growth Fund currently deems the following to be separate industries: Advertising; Airfreight and Couriers; Airlines; Alternative Carriers; Application Software; Auto Parts and Equipment; Biotechnology; Broadcasting & Cable; Casinos & Gaming; Chemicals; Chemicals-Specialty; Computer Storage/Peripherals; Computer Hardware; Construction & Engineering; Consumer Electronics; Electronic Equipment/Instrument; Electrical Components; Electronic Manufacturing Services; General Merchandise; Healthcare-Distribution/Services; Healthcare-Equipment; Healthcare-Facilities; Healthcare-Managed Care; Healthcare-Services; Home Entertainment Software; Hypermarkets & Supercenters; Integrated Telcom Services; Internet Software & Services; IT Consulting/Services; Leisure Facilities; Machinery Construction/Farming; Movies & Entertainment; Networking Equipment; Paper Packaging; Pharmaceuticals; Publishing & Printing; Restaurants; Retail-Apparel; Retail-Catalog; Retail-Computer/Electronics; Retail-Food; Retail-Internet; Semiconductor Equipment; Semiconductors; Services-Data Processing; Services-Diversified/Commercial; Services-Office/Supplies; Specialty Stores; Systems Software; Technology Distribution; Telecom Equipment; Trade Companies/Distributors; Trucking; Wireless Telecom Services.